Common Stock Issuances (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Sale of stock (net) - Shares	5,473,385	1,311,112	357,143
Gross Cash Proceeds from Sale of Stock	$ 1,915,684
Professional, advisory and finder's fees incurred	290,054
Non-cash stock issuances: Stock issued to acquire oil and gas properties - Shares	21,780,935
Sale of stock (net)	1,625,630	124,000	25,000
Non-cash stock issuances: Directors' fees - Shares		351,429	100,000
Non-cash stock issuances: Directors' fees		68,000	13,000
Non-cash stock issuances: Services - Shares		994,855	100,000
Non-cash stock issuances: Services		$ 179,788	$ 10,000